20. INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Net loss and comprehensive loss for the year	$ (4,136,802)	$ (2,736,717)	$ (2,613,904)
Expected income tax (recovery)	(1,117,000)	(712,000)	(679,615)
Change in statutory, foreign tax, foreign exchange rates and other	(133,000)	(155,000)	0
Permanent differences	103,000	85,000	241,475
Change in estimates	0	0	(11,699)
Share issue costs	(5,000)	(3,000)	0
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	(9,000)	0	0
Change in unrecognized deductible temporary differences	1,161,000	785,000	449,839
Total income tax expense (recovery)	0	0	$ 0
Share issue costs	22,000	27,000
Property and equipment	159,000	147,000
Intangible asset	180,000	94,000
Non-capital losses	5,027,000	3,959,000
Net deferred tax liability	$ 5,388,000	$ 4,227,000